Other financial assets and liabilities (Details) R$ in Millions, $ in Millions			6 Months Ended
	Apr. 01, 2021 USD ($)	Apr. 01, 2021 BRL (R$)	Jun. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Other financial assets
Derivative financial instruments- current			$ 214.0	$ 134.0
Related parties - Loans - Current				195.0
Total other financial assets - Current			214.0	329.0
Restricted cash-noncurrent			125.0	38.0
Derivative financial instruments - Non-Current			208.0	66.0
Investments in equity securities -Non- Current			1,097.0	757.0
Related parties - Loans - Non-current				923.0
Total other financial assets - Non-Current			1,430.0	1,784.0
Other financial liabilities
Derivative financial instruments - Current			204.0	328.0
Related parties - Current			188.0	725.0
Advance received-Current			805.0	644.0
Liabilities related to the concession grant-Current			350.0	209.0
Total other financial liabilities - Current			1,547.0	1,906.0
Derivative financial instruments - Non-Current			521.0	689.0
Related parties- Non-Current				895.0
Financial guarantees provided -Non current			550.0	877.0
Liabilities related to the concession grant-Non current			1,956.0	2,103.0
Total other financial liabilities - Non-Current			$ 3,027.0	$ 4,564.0
Number of debentures issued (in shares) | shares			388,559,056
Remuneration paid to the participative stockholders debentures	$ 193.0	R$ 1,073
Mosaic
Other financial liabilities
Financial instrument measured at fair value through other comprehensive income			$ 34.2